INTEREST EXPENSES (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTEREST EXPENSES
Interest expenses for margin financing - Borrowings from banks	$ 36,206	$ 37,983	$ 7,189
Interest expenses for margin financing - Borrowings from other licensed financial institutions	28,636	24,194	5,142
Interest expenses for margin financing - Borrowings from other parties	3,930	28,771	5,276
Interest expenses for securities borrowed - Borrowings from clients	1,298
Interest expenses for securities borrowed - Borrowings from brokers	9,077	1,814	1,151
Interest expenses for IPO financing - Borrowings from banks	10,091	2,862	1,121
Total	$ 89,238	$ 95,624	$ 19,879